Investment Portfolio - January 31, 2023

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 94.1%

Communication Services - 8.1%
Diversified Telecommunication Services - 1.0%
Radius Global Infrastructure, Inc. - Class A*	50,978	$686,674
Entertainment - 2.2%
Activision Blizzard, Inc.	6,087	466,082
Electronic Arts, Inc.	7,305	940,007
		1,406,089
Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A*	17,624	1,741,956
Meta Platforms, Inc. - Class A*	9,490	1,413,725
		3,155,681
Total Communication Services		5,248,444
Consumer Discretionary - 7.8%
Hotels, Restaurants & Leisure - 1.6%
Domino’s Pizza, Inc.	2,827	997,931
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	22,835	2,354,973
Multiline Retail - 1.9%
Dollar General Corp.	2,689	628,150
Dollar Tree, Inc.*	4,109	617,090
		1,245,240
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. - Class B	3,718	473,413
Total Consumer Discretionary		5,071,557
Consumer Staples - 7.5%
Beverages - 4.3%
The Coca-Cola Co.	25,909	1,588,740
Constellation Brands, Inc. - Class A	5,317	1,230,992
		2,819,732
Food Products - 3.2%
Mondelez International, Inc. - Class A	31,680	2,073,139
Total Consumer Staples		4,892,871
Financials - 13.3%
Banks - 2.4%
East West Bancorp, Inc.	11,533	905,571
JPMorgan Chase & Co.	4,532	634,299
		1,539,870
Capital Markets - 8.8%
BlackRock, Inc.	873	662,790
Cboe Global Markets, Inc.	7,639	938,680
Intercontinental Exchange, Inc.	12,180	1,309,959
Moody’s Corp.	5,005	1,615,364
S&P Global, Inc.	3,237	1,213,681
		5,740,474
Insurance - 2.1%
The Progressive Corp.	9,873	1,346,184
Total Financials		8,626,528
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 16.4%
Biotechnology - 3.3%
BioMarin Pharmaceutical, Inc.*	7,747	$893,616
Seagen, Inc.*	3,685	513,984
Vertex Pharmaceuticals, Inc.*	2,300	743,130
		2,150,730
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.*	20,430	944,887
The Cooper Companies, Inc.	905	315,782
IDEXX Laboratories, Inc.*	1,641	788,500
Intuitive Surgical, Inc.*	3,185	782,523
		2,831,692
Health Care Providers & Services - 3.8%
CVS Health Corp.	7,108	627,068
Humana, Inc.	1,609	823,325
UnitedHealth Group, Inc.	2,005	1,000,876
		2,451,269
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	1,914	1,091,612
Pharmaceuticals - 3.3%
Johnson & Johnson	11,348	1,854,490
Zoetis, Inc.	1,850	306,157
		2,160,647
Total Health Care		10,685,950
Industrials - 6.9%
Aerospace & Defense - 2.9%
L3Harris Technologies, Inc.	5,154	1,107,182
Northrop Grumman Corp.	1,785	799,752
		1,906,934
Building Products - 1.1%
Masco Corp.	12,791	680,481
Commercial Services & Supplies - 0.8%
Copart, Inc.*	7,994	532,480
Professional Services - 0.9%
Insperity, Inc.	5,396	596,528
Road & Rail - 1.2%
Norfolk Southern Corp.	3,090	759,553
Total Industrials		4,475,976
Information Technology - 26.3%
Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	3,346	655,917
Cognex Corp.	6,019	329,480
		985,397
IT Services - 9.8%
Mastercard, Inc. - Class A	5,823	2,158,004
PayPal Holdings, Inc.*	12,360	1,007,216
Snowflake, Inc. - Class A*	9,232	1,444,254
Visa, Inc. - Class A	7,576	1,744,071
		6,353,545

Investment Portfolio - January 31, 2023

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	8,371	$629,081
Applied Materials, Inc.	9,018	1,005,417
Micron Technology, Inc.	15,712	947,433
		2,581,931
Software - 11.0%
DoubleVerify Holdings, Inc.*	31,065	844,657
Intuit, Inc.	1,545	653,025
Microsoft Corp.	7,987	1,979,258
Salesforce, Inc.*	10,979	1,844,143
ServiceNow, Inc.*	4,098	1,865,123
		7,186,206
Total Information Technology		17,107,079
Materials - 3.3%
Chemicals - 2.8%
FMC Corp.	13,522	1,800,184

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.5%
Newmont Corp.	5,962	$315,569
Total Materials		2,115,753
Real Estate - 3.5%
Equity Real Estate Investment Trusts (REITS) - 3.5%
Equinix, Inc.	1,336	986,142
SBA Communications Corp.	4,303	1,280,271
Total Real Estate		2,266,413
Utilities - 1.0%
Electric Utilities - 1.0%
Evergy, Inc.	10,346	648,177
TOTAL COMMON STOCKS
(Identified Cost $51,751,545)		61,138,748

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[1]
(Identified Cost $2,881,250)	2,881,250	2,881,250

TOTAL INVESTMENTS - 98.5%
(Identified Cost $54,632,795)		64,019,998
OTHER ASSETS, LESS LIABILITIES - 1.5%		953,655
NET ASSETS - 100%		$64,973,653

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

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Investment Portfolio - January 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,248,444	$5,248,444	$—	$—
Consumer Discretionary	5,071,557	5,071,557	—	—
Consumer Staples	4,892,871	4,892,871	—	—
Financials	8,626,528	8,626,528	—	—
Health Care	10,685,950	10,685,950	—	—
Industrials	4,475,976	4,475,976	—	—
Information Technology	17,107,079	17,107,079	—	—
Materials	2,115,753	2,115,753	—	—
Real Estate	2,266,413	2,266,413	—	—
Utilities	648,177	648,177	—	—
Short-Term Investment	2,881,250	2,881,250	—	—
Total assets	$64,019,998	$64,019,998	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or January 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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